Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Money Market Funds [Member]
Unrealized gains or losses	$ 0	$ 0	$ 0